Intangible Assets, Net (Schedule of Intangible Assets, Net) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		$ 1,452
Balance		224,282	$ 1,452
Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		23,968	23,440
Acquisitions as part of business combinations		232,314
Acquisitions - self development		1,451	368
Disposals		0	(3)
Translation differences		395	163
Balance		258,128	23,968
Amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		(22,516)	(22,207)
Amortization for the year		11,286	249
Disposals		0	(3)
Translation differences		44	63
Balance		(33,846)	(22,516)
Carrying values [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		1,452	1,233
Balance		224,282	1,452
Goodwill [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		21,596	21,586
Acquisitions as part of business combinations		118,458
Acquisitions - self development		0	0
Disposals		0	0
Translation differences		158	10
Balance		140,212	21,596
Goodwill [Member] | Amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		(21,455)	(21,455)
Amortization for the year		0	0
Disposals		0	0
Translation differences		0	0
Balance		(21,455)	(21,455)
Goodwill [Member] | Carrying values [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		141	131
Balance		118,757	141
PPA [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance	[1]	0
Acquisitions as part of business combinations	[1]	110,446
Acquisitions - self development	[1]	0
Disposals	[1]	0
Translation differences	[1]	0
Balance	[1]	110,446	0
PPA [Member] | Amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance	[1]	0
Amortization for the year	[1]	10,947
Disposals	[1]	0
Translation differences	[1]	0
Balance	[1]	(10,947)	0
PPA [Member] | Carrying values [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance	[1]	0
Balance	[1]	99,499	0
Others [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		2,372	1,854
Acquisitions as part of business combinations		3,410
Acquisitions - self development		1,451	368
Disposals		0	(3)
Translation differences		237	153
Balance		7,470	2,372
Others [Member] | Amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		(1,061)	(752)
Amortization for the year		339	249
Disposals		0	(3)
Translation differences		44	63
Balance		(1,444)	(1,061)
Others [Member] | Carrying values [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		1,311	1,102
Balance		$ 6,026	$ 1,311

[1]	Relates to the acquisition of CPV Keenan, which is part of the CPV Group. Refer to Note 10.A.1.i for further information.